Income Taxes - Summary of Losses Available for Carryforward (Details) $ in Thousands	Mar. 31, 2019 CAD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax losses for which no deferred tax asset recognized	$ 59,587,000
US
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax losses for which no deferred tax asset recognized	42,017,000
2019 | US
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax losses for which no deferred tax asset recognized	42,017
2020 | US
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax losses for which no deferred tax asset recognized	10,701
Indefinite | US
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax losses for which no deferred tax asset recognized	9,587
2023 | US
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax losses for which no deferred tax asset recognized	$ 62,305